Provisions - Summary of Provisions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Increase decrease in decommissioning provision	₨ 0
Provision for decommissioning, restoration and rehabilitation costs [member] | Oil and gas segment [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities		3.50%	8.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	2.00%
Estimate period for cost expected to be incurred	1 year
Provision for decommissioning, restoration and rehabilitation costs [member] | Bottom of range [member] | Oil and gas segment [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	2.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Bottom of range [member] | Zinc International Segment [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	2.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	12.00%
Estimate period for cost expected to be incurred	30 years
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member] | Oil and gas segment [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	12.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member] | Zinc International Segment [member]
Disclosure of other provisions [line items]
Discount rate on provision for restoration, rehabilitation and environmental liabilities	4.00%
Property, plant and equipment [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Increase decrease in decommissioning provision	₨ 8,105